PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (lower)/ higher than discount rate	$ 166	$ 235
Recognized liabilities	(2,526)	(2,338)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,224
Past service cost - Plan amendments	29	(44)	$ 9
Past service cost - Settlements	(4)	(4)
Balance at end of the period	1,338	1,224
Present value of the wholly or partly funded obligation	(3,791)	(3,706)
Fair value of plan assets	3,564	3,431
Net present value of the wholly or partly funded obligation	(227)	(275)
Present value of the unfunded obligation	(1,031)	(908)
Prepaid due to unrecoverable surpluses	(80)	(41)	(35)
Net amount recognized	(1,338)	(1,224)
Net assets related to funded obligations	110	86
Recognized liabilities	(1,448)	(1,310)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(41)	(35)
Interest cost on unrecoverable surplus	(2)	(2)
Change in unrecoverable surplus in excess of interest	(35)	(5)
Exchange rates changes	(2)	1
Unrecoverable surplus at end of the period	(80)	(41)	(35)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,614	5,284
Current service cost	80	83
Interest cost on DBO	245	250
Past service cost - Plan amendments	29	(44)
Past service cost - Curtailments		(1)
Past service cost - Settlements	(127)	(7)
Plan participants’ contribution	2	2
Actuarial (gain) loss	(70)	(64)
Demographic assumptions	17	20
Financial assumptions	(120)	(95)
Experience adjustment	33	11
Benefits paid	(362)	(402)
Foreign currency exchange rate differences and other movements	411	(487)
Balance at end of the period	4,822	4,614	5,284
Net amount recognized	(4,822)	(4,614)	(5,284)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,431)	(3,771)
Interest cost on DBO	(176)	(171)
Past service cost - Settlements	123	3
Plan participants’ contribution	(2)	(2)
Benefits paid	266	315
Foreign currency exchange rate differences and other movements	(252)	341
Return on plan assets (lower)/ higher than discount rate	(10)	64
Employer contribution	102	82
Balance at end of the period	(3,564)	(3,431)	(3,771)
Net amount recognized	3,564	3,431	3,771
Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	884
Past service cost - Plan amendments	(1)	(8)	6
Balance at end of the period	928	884
Present value of the wholly or partly funded obligation	(22)	(16)
Fair value of plan assets	4	4
Net present value of the wholly or partly funded obligation	(18)	(12)
Present value of the unfunded obligation	(910)	(872)
Net amount recognized	(928)	(884)
Recognized liabilities	(928)	(884)
Net periodic OPEB cost | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	888	971
Current service cost	28	28
Interest cost on DBO	43	42
Past service cost - Plan amendments	(1)	(8)
Past service cost - Curtailments	9	3
Actuarial (gain) loss	(15)	3
Demographic assumptions	(2)	11
Financial assumptions	(14)	(2)
Experience adjustment	1	(6)
Benefits paid	(79)	(72)
Foreign currency exchange rate differences and other movements	77	(73)
Balance at end of the period	932	888	971
Net amount recognized	(932)	(888)	(971)
Net periodic OPEB cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(4)
Balance at end of the period	(4)	(4)	(4)
Net amount recognized	4	4	4
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(53)
Past service cost - Plan amendments	22	0	0
Past service cost - Settlements	(3)	0
Balance at end of the period	(80)	(53)
Present value of the wholly or partly funded obligation	(2,168)	(2,255)
Fair value of plan assets	2,293	2,352
Net present value of the wholly or partly funded obligation	125	97
Present value of the unfunded obligation	(11)	(9)
Prepaid due to unrecoverable surpluses	(34)	(35)	(28)
Net amount recognized	80	53
Net assets related to funded obligations	98	79
Recognized liabilities	(18)	(26)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(35)	(28)
Interest cost on unrecoverable surplus	(2)	(2)
Change in unrecoverable surplus in excess of interest	4	(6)
Exchange rates changes	(1)	1
Unrecoverable surplus at end of the period	(34)	(35)	(28)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,264	2,498
Current service cost	17	16
Interest cost on DBO	104	110
Past service cost - Plan amendments	22	0
Past service cost - Curtailments		0
Past service cost - Settlements	(126)	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	(33)	24
Demographic assumptions	1	20
Financial assumptions	(34)	9
Experience adjustment	0	(5)
Benefits paid	(181)	(188)
Foreign currency exchange rate differences and other movements	112	(196)
Balance at end of the period	2,179	2,264	2,498
Net amount recognized	(2,179)	(2,264)	(2,498)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,352)	(2,517)
Interest cost on DBO	(105)	(106)
Past service cost - Settlements	123	0
Plan participants’ contribution	0	0
Benefits paid	180	187
Foreign currency exchange rate differences and other movements	(116)	198
Return on plan assets (lower)/ higher than discount rate	7	92
Employer contribution	16	22
Balance at end of the period	(2,293)	(2,352)	(2,517)
Net amount recognized	2,293	2,352	2,517
Canada | Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	476
Past service cost - Plan amendments	(1)	0	0
Balance at end of the period	482	476
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(482)	(476)
Net amount recognized	(482)	(476)
Canada | Net periodic OPEB cost | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	476	508
Current service cost	7	7
Interest cost on DBO	23	23
Past service cost - Plan amendments	(1)	0
Past service cost - Curtailments	2	0
Actuarial (gain) loss	(13)	6
Demographic assumptions	(1)	11
Financial assumptions	(7)	3
Experience adjustment	(5)	(8)
Benefits paid	(30)	(28)
Foreign currency exchange rate differences and other movements	22	(40)
Balance at end of the period	482	476	508
Net amount recognized	(482)	(476)	(508)
Canada | Net periodic OPEB cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Balance at end of the period	0	0	0
Net amount recognized	0	0	0
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	28
Past service cost - Plan amendments	0	0	0
Past service cost - Settlements	0	0
Balance at end of the period	67	28
Present value of the wholly or partly funded obligation	(401)	(351)
Fair value of plan assets	377	326
Net present value of the wholly or partly funded obligation	(24)	(25)
Present value of the unfunded obligation	0	0
Prepaid due to unrecoverable surpluses	(43)	(3)	(4)
Net amount recognized	(67)	(28)
Net assets related to funded obligations	0	0
Recognized liabilities	(67)	(28)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(4)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	(39)	1
Exchange rates changes	(1)	0
Unrecoverable surplus at end of the period	(43)	(3)	(4)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	351	507
Current service cost	0	0
Interest cost on DBO	45	46
Past service cost - Plan amendments	0	0
Past service cost - Curtailments		0
Past service cost - Settlements	0	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	5	(51)
Demographic assumptions	0	0
Financial assumptions	5	(73)
Experience adjustment	0	22
Benefits paid	(40)	(38)
Foreign currency exchange rate differences and other movements	40	(113)
Balance at end of the period	401	351	507
Net amount recognized	(401)	(351)	(507)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(326)	(451)
Interest cost on DBO	(42)	(39)
Past service cost - Settlements	0	0
Plan participants’ contribution	0	0
Benefits paid	40	38
Foreign currency exchange rate differences and other movements	(41)	98
Return on plan assets (lower)/ higher than discount rate	3	(32)
Employer contribution	5	4
Balance at end of the period	(377)	(326)	(451)
Net amount recognized	377	326	451
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,034
Past service cost - Plan amendments	7	(44)	3
Past service cost - Settlements	(1)	(4)
Balance at end of the period	1,045	1,034
Present value of the wholly or partly funded obligation	(1,191)	(1,072)
Fair value of plan assets	866	726
Net present value of the wholly or partly funded obligation	(325)	(346)
Present value of the unfunded obligation	(717)	(685)
Prepaid due to unrecoverable surpluses	(3)	(3)	(3)
Net amount recognized	(1,045)	(1,034)
Net assets related to funded obligations	11	6
Recognized liabilities	(1,056)	(1,040)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	(3)	(3)	(3)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,757	1,987
Current service cost	52	55
Interest cost on DBO	65	67
Past service cost - Plan amendments	7	(44)
Past service cost - Curtailments		(1)
Past service cost - Settlements	(1)	(4)
Plan participants’ contribution	2	2
Actuarial (gain) loss	(96)	(26)
Demographic assumptions	3	0
Financial assumptions	(109)	(21)
Experience adjustment	10	(5)
Benefits paid	(110)	(145)
Foreign currency exchange rate differences and other movements	232	(134)
Balance at end of the period	1,908	1,757	1,987
Net amount recognized	(1,908)	(1,757)	(1,987)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(726)	(773)
Interest cost on DBO	(27)	(25)
Past service cost - Settlements	0	0
Plan participants’ contribution	(2)	(2)
Benefits paid	44	89
Foreign currency exchange rate differences and other movements	(94)	45
Return on plan assets (lower)/ higher than discount rate	(20)	4
Employer contribution	81	56
Balance at end of the period	(866)	(726)	(773)
Net amount recognized	866	726	773
Europe | Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	311
Past service cost - Plan amendments	0	(3)	(2)
Balance at end of the period	327	311
Present value of the wholly or partly funded obligation	(22)	(16)
Fair value of plan assets	4	4
Net present value of the wholly or partly funded obligation	(18)	(12)
Present value of the unfunded obligation	(309)	(299)
Net amount recognized	(327)	(311)
Europe | Net periodic OPEB cost | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	315	355
Current service cost	17	18
Interest cost on DBO	12	12
Past service cost - Plan amendments	0	(3)
Past service cost - Curtailments	7	3
Actuarial (gain) loss	(11)	(9)
Demographic assumptions	(2)	0
Financial assumptions	(14)	(6)
Experience adjustment	5	(3)
Benefits paid	(38)	(35)
Foreign currency exchange rate differences and other movements	43	(20)
Balance at end of the period	331	315	355
Net amount recognized	(331)	(315)	(355)
Europe | Net periodic OPEB cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(4)
Balance at end of the period	(4)	(4)	(4)
Net amount recognized	4	4	4
Others | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	215
Past service cost - Plan amendments	0	0	6
Past service cost - Settlements	0	0
Balance at end of the period	306	215
Present value of the wholly or partly funded obligation	(31)	(28)
Fair value of plan assets	28	27
Net present value of the wholly or partly funded obligation	(3)	(1)
Present value of the unfunded obligation	(303)	(214)
Prepaid due to unrecoverable surpluses	0	0	0
Net amount recognized	(306)	(215)
Net assets related to funded obligations	1	1
Recognized liabilities	(307)	(216)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0	0
Others | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	242	292
Current service cost	11	12
Interest cost on DBO	31	27
Past service cost - Plan amendments	0	0
Past service cost - Curtailments		0
Past service cost - Settlements	0	(3)
Plan participants’ contribution	0	0
Actuarial (gain) loss	54	(11)
Demographic assumptions	13	0
Financial assumptions	18	(10)
Experience adjustment	23	(1)
Benefits paid	(31)	(31)
Foreign currency exchange rate differences and other movements	27	(44)
Balance at end of the period	334	242	292
Net amount recognized	(334)	(242)	(292)
Others | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(27)	(30)
Interest cost on DBO	(2)	(1)
Past service cost - Settlements	0	3
Plan participants’ contribution	0	0
Benefits paid	2	1
Foreign currency exchange rate differences and other movements	(1)	0
Return on plan assets (lower)/ higher than discount rate	0	0
Employer contribution	0	0
Balance at end of the period	(28)	(27)	(30)
Net amount recognized	28	27	30
Others | Net periodic OPEB cost
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	97
Past service cost - Plan amendments	0	(5)	8
Balance at end of the period	119	97
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(119)	(97)
Net amount recognized	(119)	(97)
Others | Net periodic OPEB cost | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	97	108
Current service cost	4	3
Interest cost on DBO	8	7
Past service cost - Plan amendments	0	(5)
Past service cost - Curtailments	0	0
Actuarial (gain) loss	9	6
Demographic assumptions	1	0
Financial assumptions	7	1
Experience adjustment	1	5
Benefits paid	(11)	(9)
Foreign currency exchange rate differences and other movements	12	(13)
Balance at end of the period	119	97	108
Net amount recognized	(119)	(97)	(108)
Others | Net periodic OPEB cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0